S-K 1602(a)(3) Forepart, Sponsor Compensation - USD ($)	Feb. 24, 2026	Aug. 01, 2025
Founder Shares [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares		4,791,667
Price Paid or to be Paid for Securities, Total Amount		$ 25,000
Price Paid or to be Paid for Securities, Per Share		$ 0.005
Sponsor [Member] | Private Placement Units [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	425,000
Price Paid or to be Paid for Securities, Total Amount	$ 4,250,000
Price Paid or to be Paid for Securities, Per Share	$ 10.00
Sponsor [Member] | Private Placement Unit Over Allotment [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	462,500
Price Paid or to be Paid for Securities, Total Amount	$ 4,625,000
Blue Water Acquisition IV LLC [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	$ 10,000
Blue Water Acquisition IV LLC [Member] | Private Placement Units [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	300,000
Price Paid or to be Paid for Securities, Total Amount	$ 3,000,000
Blue Water Acquisition IV LLC [Member] | Class B Ordinary Shares [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	4,791,667
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Blue Water Acquisition IV LLC [Member] | Loan [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	300,000
Blue Water Acquisition IV LLC [Member] | Working Capital Loans [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	$ 1,500,000
Price Paid or to be Paid for Securities, Per Share	$ 10.00